UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  June 30, 2021

Item 1. Reports to Stockholders.

(a)	[Insert full text of semi-annual or annual report here]

iM Dolan McEniry Corporate Bond Fund

Semi-Annual Report
June 30, 2021

iM Dolan McEniry Corporate Bond Fund

Table of Contents

Sector Allocation of Portfolio Assets	3

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	16

Expense Example	26

Notice to Shareholders	28

Notice of Privacy Policy and Practices	29

iM Dolan McEniry Corporate Bond Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2021 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS
at June 30, 2021 (Unaudited)

	Par
CORPORATE BONDS – 93.9%	Value	Value

Basic Materials – 2.5%
RPM International, Inc.
3.450%, 11/15/2022	$112,000	$115,556
Steel Dynamics, Inc.
2.400%, 06/15/2025	1,431,000	1,498,001
5.000%, 12/15/2026	679,000	711,002
		2,324,559
Communications – 18.8%
AMC Networks, Inc.
5.000%, 04/01/2024	228,000	231,552
4.750%, 08/01/2025	1,833,000	1,886,872
4.250%, 02/15/2029	313,000	316,130
AT&T, Inc.
3.800%, 02/15/2027	143,000	159,552
4.250%, 03/01/2027	1,283,000	1,456,711
4.100%, 02/15/2028	403,000	460,332
Booking Holdings, Inc.
3.650%, 03/15/2025	788,000	861,540
3.600%, 06/01/2026	1,193,000	1,323,165
CenturyLink, Inc.
5.800%, 03/15/2022	215,000	221,523
7.500%, 04/01/2024	1,524,000	1,712,595
Discovery Communications LLC
2.950%, 03/20/2023	196,000	204,026
3.800%, 03/13/2024	62,000	66,541
3.950%, 03/20/2028	1,800,000	2,004,119
Motorola Solutions, Inc.
4.000%, 09/01/2024	720,000	788,095
4.600%, 02/23/2028	833,000	972,008
Tegna, Inc.
4.625%, 03/15/2028	2,365,000	2,456,644
Verizon Communications, Inc.
3.376%, 02/15/2025	305,000	331,560
4.125%, 03/16/2027	1,665,000	1,897,431
		17,350,396

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021 (Unaudited)

	Par
CORPORATE BONDS – 93.9% (Continued)	Value	Value

Consumer, Cyclical – 4.7%
Dollar Tree, Inc.
3.700%, 5/15/2023	$229,000	$242,070
4.000%, 5/15/2025	581,000	641,865
4.200%, 5/15/2028	991,000	1,131,167
QVC, Inc.
4.850%, 04/01/2024	198,000	215,410
4.450%, 02/15/2025	281,000	300,731
4.750%, 02/15/2027	1,646,000	1,747,706
		4,278,949
Consumer, Non-cyclical – 29.7%
Altria Group, Inc.
4.400%, 02/14/2026	1,823,000	2,063,615
Becton Dickinson & Co.
2.894%, 06/06/2022	1,512,000	1,545,464
3.363%, 06/06/2024	206,000	220,781
3.734%, 12/15/2024	182,000	198,321
Conagra Brands, Inc.
4.300%, 05/01/2024	1,593,000	1,748,291
4.600%, 11/01/2025	386,000	440,235
Global Payments, Inc.
3.750%, 06/01/2023	276,000	290,603
2.650%, 02/15/2025	175,000	184,534
4.800%, 04/01/2026	1,283,000	1,468,615
HCA, Inc.
5.375%, 09/01/2026	775,000	892,800
5.625%, 09/01/2028	1,182,000	1,402,148
IHS Markit Ltd.
4.125%, 08/01/2023 (b)	732,000	782,801
3.625%, 05/01/2024 (b)	299,000	321,507
4.750%, 08/01/2028 (b)	688,000	813,698
Kraft Heinz Foods Co.
3.000%, 06/01/2026	422,000	449,622
3.875%, 05/01/2027	1,312,000	1,442,554
Molson Coors Beverage Co.
3.000%, 07/15/2026	1,849,000	1,981,882

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021 (Unaudited)

	Par
CORPORATE BONDS – 93.9% (Continued)	Value	Value

Consumer, Non-cyclical – 29.7% (Continued)
Paypal Holdings, Inc.
2.650%, 10/01/2026	$1,868,000	$2,008,115
Reynolds American, Inc.
4.850%, 09/15/2023	209,000	228,064
4.450%, 06/12/2025	1,144,000	1,267,814
Service Corporation International
4.625%, 12/15/2027	1,229,000	1,302,126
5.125%, 06/01/2029	197,000	214,014
United Rentals North America, Inc.
5.875%, 09/15/2026	659,000	683,643
5.500%, 05/15/2027	1,632,000	1,731,960
Verisk Analytics, Inc.
4.125%, 9/12/2022	694,000	723,565
4.000%, 06/15/2025	855,000	946,626
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	16,000	16,257
3.550%, 04/01/2025	1,115,000	1,210,263
3.050%, 01/15/2026	730,000	787,265
		27,367,183
Financial – 6.2%
American Tower Corp.
4.700%, 03/15/2022	35,000	36,094
3.500%, 01/31/2023	426,000	446,415
4.000%, 06/01/2025	799,000	880,889
3.375%, 10/15/2026	753,000	821,249
SBA Communications Corp.
4.875%, 9/01/2024	843,000	860,168
3.875%, 2/15/2027	685,000	705,122
Trinity Acquisitions PLC
4.400%, 3/15/2026 (b)	715,000	809,076
Willis North America, Inc.
3.600%, 05/15/2024	230,000	247,229
4.500%, 09/15/2028	805,000	931,629
		5,737,871

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021 (Unaudited)

	Par
CORPORATE BONDS – 93.9% (Continued)	Value	Value

Industrial – 7.8%
Allegion U.S. Holding Co., Inc.
3.200%, 10/01/2024	$768,000	$817,414
Carlisle Co’s, Inc.
3.750%, 11/15/2022	98,000	101,538
3.500%, 12/01/2024	336,000	362,771
3.750%, 12/01/2027	1,540,000	1,716,767
Carrier Global Corp.
2.242%, 02/15/2025	203,000	211,199
2.493%, 02/15/2027	1,900,000	1,990,120
Fortune Brands Home & Security, Inc.
4.000%, 09/21/2023	1,854,000	1,985,411
		7,185,220
Technology – 24.2%
Broadcom Corp.
3.459%, 09/15/2026	363,000	395,577
3.875%, 01/15/2027	1,285,000	1,420,642
CA, Inc.
4.700%, 03/15/2027	231,000	258,952
CDK Global, Inc.
5.000%, 10/15/2024	127,000	141,321
4.875%, 06/01/2027	997,000	1,057,154
5.250%, 05/15/2029	708,000	774,545
CDW LLC
5.500%, 12/01/2024	256,000	285,691
4.125%, 05/01/2025	320,000	334,848
4.250%, 04/01/2028	1,322,000	1,392,086
3.250%, 02/15/2029	228,000	231,295
Citrix Systems, Inc.
4.500%, 12/01/2027	1,834,000	2,080,282
Fiserv, Inc.
3.200%, 07/01/2026	373,000	403,998
2.250%, 06/01/2027	1,289,000	1,337,914
HP, Inc.
3.000%, 06/17/2027	1,847,000	1,979,337
KLA Corp.
4.650%, 11/01/2024	1,593,000	1,779,331

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2021 (Unaudited)

	Par
CORPORATE BONDS – 93.9% (Continued)	Value	Value

Technology – 24.2% (Continued)
Microchip Technology, Inc.
4.333%, 06/01/2023	$1,301,000	$1,387,915
4.250%, 09/01/2025	940,000	987,155
Oracle, Inc.
2.300%, 03/25/2028	2,160,000	2,217,449
Qorvo, Inc.
4.375%, 10/15/2029	1,603,000	1,749,578
Western Digital
4.750%, 02/15/2026	1,823,000	2,028,086
		22,243,156
TOTAL CORPORATE BONDS
(Cost $85,302,821)		86,487,334

SHORT-TERM INVESTMENT – 5.2%	Shares

Money Market Fund – 5.2%
First American Government Obligations
Fund – Class X, 0.03% (a)	4,800,528	4,800,528
TOTAL SHORT-TERM INVESTMENT
(Cost $4,800,528)		4,800,528
TOTAL INVESTMENTS
(Cost $90,103,349) – 99.1%		91,287,862
Other Assets in Excess of Liabilities – 0.9%		799,085
TOTAL NET ASSETS – 100.0%		$92,086,947

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the fund’s 7-day yield as of June 30, 2021.
(b)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost of $90,103,349)	$91,287,862
Receivables:
Fund shares sold	134,253
Dividends and interest	811,147
Prepaid expenses	24,748
Total assets	92,258,010

Liabilities:
Payables:
Fund shares redeemed	32,647
Advisory fee	16,631
Distribution Payable	26,369
Administration and fund accounting fees	49,316
Distribution fees	3,487
Service fees	2,778
Reports to shareholders	5,694
Trustee fees	1,447
Transfer agent fees and expenses	25,694
Other accrued expenses	7,000
Total liabilities	171,063
Net assets	$92,086,947

Net assets consist of:
Paid in capital	$90,366,265
Total accumulated earnings	1,720,682
Net assets	$92,086,947

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$86,389,236
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	7,971,028
Net asset value, offering price and redemption price per share	$10.84

Advisor Shares:
Net assets applicable to outstanding Advisor Shares	$5,697,711
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	526,427
Net asset value, offering price and redemption price per share	$10.82

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

Investment income:
Interest	$776,460
Total investment income	776,460

Expenses:
Administration and fund accounting fees (Note 4)	66,181
Transfer agent fees and expenses	49,450
Federal and state registration fees	23,266
Investment advisory fees (Note 4)	195,641
Legal fees	11,157
Audit fees	8,431
Compliance expense	7,957
Trustees’ fees and expenses	6,268
Custody fees	5,936
Reports to shareholders	2,987
Distribution fees (Note 5)
Distribution fees – Advisor Shares	6,946
Service fees (Note 6)
Service fees – Advisor Shares	2,778
Other	6,462
Total expenses before reimbursement from advisor	393,460
Expense reimbursement from advisor (Note 4)	(109,838)
Net expenses	283,622
Net investment income	492,838

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	440,887
Net change in unrealized depreciation on investments	(889,107)
Net realized and unrealized loss on investments	(448,220)
Net increase in net assets resulting from operations	$44,618

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

(This Page Intentionally Left Blank.)

iM Dolan McEniry Corporate Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Operations:
Net investment income	$492,838	$751,148
Net realized gain on investments	440,887	221,907
Net change in unrealized appreciation
(depreciation) on investments	(889,107)	1,791,516
Net increase in net assets
resulting from operations	44,618	2,764,571

Distributions:
Distributable earnings – Institutional shares	(466,665)	(791,355)
Distributable earnings – Advisor shares	(26,173)	(104,467)
Total distributions	(492,838)	(895,822)

Capital Share Transactions:
Proceeds from shares sold
Institutional Shares	39,027,377	45,586,465
Advisor Shares	378,945	2,862,196
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional Shares	326,960	677,454
Advisor Shares	26,173	104,414
Cost of shares redeemed
Institutional Shares	(10,225,439)	(3,290,897)
Advisor Shares	(335,877)	(595,088)
Net increase in net assets from
capital share transactions	29,198,139	45,344,544
Total increase in net assets	28,749,919	47,213,293

Net Assets:
Beginning of period	63,337,028	16,123,735
End of period	$92,086,947	$63,337,028

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Change in Shares Outstanding:
Shares sold
Institutional Shares	3,604,988	4,293,619
Advisor Shares	35,141	277,550
Shares issued to holders in
reinvestment of dividends
Institutional Shares	30,239	63,353
Advisor Shares	2,424	9,808
Shares redeemed
Institutional Shares	(945,122)	(307,931)
Advisor Shares	(31,135)	(55,895)
Net increase in shares outstanding	2,696,535	4,280,504

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares
	Six Months				September 28,
	Ended				2018*
	June 30,		Year Ended	Year Ended	through
	2021		December 31,	December 31,	December 31,
	(Unaudited)		2020	2019	2018
Net Asset Value –
Beginning of Period	$10.92		$10.61	$9.83	$10.00

Income from
Investment Operations:
Net investment income[1]	0.07		0.22	0.30	0.09
Net realized and unrealized
gain (loss) on investments	(0.08)		0.36	0.79	(0.17)
Total from
investment operations	(0.01)		0.58	1.09	(0.08)

Less Distributions:
Dividends from net
investment income	(0.07)		(0.24)	(0.30)	(0.09)
Dividends from net realized gains	—		(0.03)	(0.01)	—
Total distributions	(0.07)		(0.27)	(0.31)	(0.09)
Net Asset Value – End of Period	$10.84		$10.92	$10.61	$9.83

Total Return	(0.09)	%^	5.50%	11.25%	(0.77	)%^

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$86,389		$57,666	$13,066	$2,099
Ratio of operating expenses
to average net assets:
Before reimbursements	0.98	%+	1.34%	4.36%	13.94	%+
After reimbursements	0.70	%+	0.70%	0.70%	0.70	%+
Ratio of net investment income
to average net assets:
Before reimbursements	1.00	%+	1.43%	(0.83)%	(9.54	)%+
After reimbursements	1.28	%+	2.07%	2.83%	3.70	%+
Portfolio turnover rate	13	%^	40%	16%	0	%^

*	Commencement of operations for Institutional Shares was September 28, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Advisor Shares
	Six Months			May 17, 2019*
	Ended		Year Ended	through
	June 30, 2021		December 31,	December 31,
	(Unaudited)		2020	2019
Net Asset Value – Beginning of Period	$10.91		$10.60	$10.26

Income from Investment Operations:
Net investment income[1]	0.05		0.20	0.15
Net realized and unrealized
gain on investments	(0.09)		0.34	0.36
Total from investment operations	(0.04)		0.54	0.51

Less Distributions:
Dividends from net investment income	(0.05)		(0.20)	(0.16)
Dividends from net realized gains	—		(0.03)	(0.01)
Total distributions	(0.05)		(0.23)	(0.17)

Net Asset Value – End of Period	$10.82		$10.91	$10.60

Total Return	(0.36	)%^	5.13%	4.96	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,698		$5,672	$3,058
Ratio of operating expenses
to average net assets:
Before reimbursements	1.33	%+	1.78%	3.49	%+
After reimbursements	1.05	%+	1.05%	1.05	%+
Ratio of net investment income
to average net assets:
Before reimbursements	0.66	%+	1.13%	(0.20	)%+
After reimbursements	0.94	%+	1.86%	2.24	%+
Portfolio turnover rate	13	%^	40%	16	%^

*	Commencement of operations for Advisor Shares was May 17, 2019.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The iM Dolan McEniry Corporate Bond Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund’s Institutional Shares commenced operations on September 28, 2018.  The Fund’s Advisor Shares commenced operations on May 17, 2019.  Each class of shares differs principally in its respective distribution and shareholder servicing expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  iM Global Partner US LLC (the “Advisor”) serves as the investment advisor to the Fund.  Dolan McEniry Capital Management, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek total return, with a secondary investment objective of preserving capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required
.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized/accreted using the effective interest method.

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, daily, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund’s redemption fee was eliminated, effective as of November 9, 2020. Prior to that, the Fund charged a 2% redemption fee to most shareholders who redeemed shares held for 90 days or less.  Such fees were retained by the Fund and accounted for as an addition to paid-in capital.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

H.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any,

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2021, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$86,487,334	$—	$86,487,334
Short-Term Investments	4,800,528	—	—	4,800,528
Total Investments in Securities	$4,800,528	$86,487,334	$—	$91,287,862

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2021, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund.  For the six months ended June 30, 2021, the Fund incurred $195,641 in advisory fees.  The Advisor has hired Dolan McEniry Capital Management, LLC as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.  An affiliate of the Adviser is a minority owner of the Sub-Advisor.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred sales charges, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed 0.70% of the average daily net assets of the Fund.

For the six months ended June 30, 2021, the Advisor reduced its fees and absorbed Fund expenses in the amount of $109,838 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2022 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$ 67,925	12/31/2021
261,198	12/31/2022
240,056	12/31/2023
109,838	6/30/2024
$679,017

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended June 30, 2021, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$66,181
Custody	$ 5,936
Transfer agency(a)	$26,250

(a) Does not include out-of-pocket expenses.

At June 30, 2021, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$49,316
Custody	$ —
Transfer agency(a)	$16,222

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Advisor Shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended June 30, 2021, the Fund incurred distribution expenses on its Advisor Shares of $6,946.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Advisor Share class. Under the Plan, the Advisor Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of the class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of Advisor Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Advisor Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Advisor Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended June 30, 2021, the Fund incurred, under the Plan, shareholder servicing fees on its Advisor Shares of $2,778.

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
U.S. Government Obligations	$ —
Other	$40,115,954

Sales
U.S. Government Obligations	$ —
Other	$ 9,270,691

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2020, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$60,666,192
Gross unrealized appreciation	2,080,296
Gross unrealized depreciation	(13,493)
Net unrealized depreciation	2,066,803
Undistributed ordinary income	56,451
Undistributed long-term capital gain	45,648
Total distributable earnings	102,099
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$2,168,902

As of December 31, 2020, the Fund had no short-term or long-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the six months ended June 30, 2021 and year ended December 31, 2020 was as follows:

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020
Ordinary income	$492,838	$828,368
Long-Term Capital Gain	$—	$67,454

NOTE 9 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

Fixed Income Securities Risk: Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk: Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Market Risk:  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

High-Yield Fixed Income Securities Risk: The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on

iM Dolan McEniry Corporate Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2021 (Unaudited)

public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Prepayment and Extension Risk:  In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.  Rising interest rates could extend the life of securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising interest rates and its potential for price declines.

U.S. Government and U.S. Agency Obligations Risk:  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely payment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 11 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, Charles Schwab & Co., Inc. held 29% of the outstanding Institutional Shares of the Fund and 98% of the outstanding Advisor Shares of the Fund.  National Financial Services LLC held 28% of the outstanding Institutional Shares of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. or National Financial Services LLC are also owned beneficially.

iM Dolan McEniry Corporate Bond Fund

EXPENSE EXAMPLE
June 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2021 to June 30, 2021 for the Institutional Shares and Advisor shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iM Dolan McEniry Corporate Bond Fund

EXPENSE EXAMPLE (Continued)
June 30, 2021 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/2021	6/30/2021	1/1/2021-6/30/2021
Actual
Institutional Shares	$1,000.00	$ 999.10	$3.47
Advisor Shares	$1,000.00	$ 996.40	$5.20

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,021.32	$3.51
Advisor Shares	$1,000.00	$1,019.59	$5.26

(1)
Expenses are equal to the Institutional and Advisor Shares’ annualized expense ratio of 0.70% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

iM Dolan McEniry Corporate Bond Fund

NOTICE TO SHAREHOLDERS
at June 30, 2021 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-1041 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-888-898-1041.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-888-898-1041.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-1041 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

iM Dolan McEniry Corporate Bond Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-898-1041.

(This Page Intentionally Left Blank.)

Investment Advisor
iM Global Partner US LLC
1600 East Franklin Avenue – Suite D
El Segundo, CA 90245

Investment Sub-Advisor
Dolan McEniry Capital Management, LLC
120 North LaSalle Street, Suite 1510
Chicago, IL 60602

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-898-1041

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*                    /s/ Scott M. Ostrowski
Scott M. Ostrowski, President/
     Principal Executive Officer

Date     9/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Scott M. Ostrowski
Scott M. Ostrowski, President/
     Principal Executive Officer

Date      9/1/2021

By (Signature and Title)*                    /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer/
     Principal Financial Officer

Date      9/1/2021

* Print the name and title of each signing officer under his or her signature.